Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events

Note 13. Subsequent Events

On August 8, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with FHXMS, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (the “Merger Sub”), XpresSpa Holdings, LLC, a Delaware limited liability company (“XpresSpa”), the unitholders of XpresSpa who are parties thereto (the “Unitholders”) and Mistral XH Representative, LLC, as representative of the Unitholders (the “Representative”), pursuant to which the Merger Sub will merge with and into XpresSpa, with XpresSpa being the surviving entity and a wholly-owned subsidiary of the Company (the “Surviving Entity”) and the Unitholders becoming stockholders of FORM (the “Merger”).
XpresSpa is a leading airport retailer of spa services and related products, and also sells spa products through its internet site. Services and products include: (i) massage services for the neck, back, feet and whole body, (ii) nail care, such as pedicures, manicures and polish changes, (iii) beauty care services such as waxing and facials, (iv) hair care, such as haircuts and blow outs, (v) spa products such as massagers, lotions and aromatherapy aids and (vi) travel products such as neck pillows and eye masks.
Upon completion of the Merger, (i) the then-outstanding common units of XpresSpa (other than those held by the Company, which will be cancelled without any consideration) and (ii) the then-outstanding preferred units of XpresSpa (other than those held by the Company, which will be cancelled without any consideration) will be automatically converted into the right to receive an aggregate of:
(a)	2,500,000 shares of FORM common stock, par value $0.01 per share (“FORM Common Stock”),
(b)	494,792 shares of newly designated Series D Convertible Preferred Stock, par value $0.01 per share, of FORM (“FORM Preferred Stock”) with an aggregate initial liquidation preference of $23,750, and
(c)
five-year warrants to purchase an aggregate of 2,500,000 shares of FORM Common Stock, at an exercise price of $3.00 per share, each subject to adjustment in the event of a stock split, dividend or similar events.

The FORM Preferred Stock shall be initially convertible into an aggregate of 3,958,336 shares of FORM Common Stock, which equals a $6.00 per share conversion price, and each holder of FORM Preferred Stock shall be entitled to vote on an as converted basis. The FORM Preferred Stock is senior to the FORM Common Stock and the terms of the FORM Preferred Stock contain no restrictions on the Company’s ability to issue additional senior preferred securities or the Company’s ability to incur additional preferred securities in the future. The Company has the right, but not the obligation, upon ten trading days’ notice to convert the outstanding shares of FORM Preferred Stock into FORM Common Stock at the then applicable conversion ratio, at any time or from time to time, if the volume weighted average price per share of the FORM Common Stock exceeds $9.00 for over any 20 days in a 30 consecutive trading day period. The term of the FORM Preferred Stock is seven years, after which time FORM can repay the holders in shares of FORM Common Stock or cash at the Company’s election. FORM Preferred Stock will accrue interest at 9% per annum, or $4.32 per share of FORM Preferred Stock.
In addition, the Company entered into subscription agreements to sell 750,574 shares of its unregistered Common Stock to certain holders of XpresSpa, at a purchase price of $2.31 per share, for an aggregate purchase price of $1,734.
On August 8, 2016, FORM agreed to purchase from XpresSpa an aggregate of 1,733,826 of Series C Preferred Units of XpresSpa, at a per unit purchase price of $1.00 per unit, for an aggregate purchase price of $1,734. The Series C Preferred Units of XpresSpa will have a preference in the amount of its initial investment and shall bear 12% interest until the closing of the anticipated merger agreement.
Immediately following the completion of the Merger (without taking into account any shares of FORM Common Stock held by XpresSpa equity holders prior to the completion of the Merger), the former Unitholders of XpresSpa are expected to own approximately 18% of the outstanding FORM Common Stock (or 33% of the outstanding FORM Common Stock calculated on a fully diluted basis) and the current stockholders of the Company are expected to own approximately 82% of the outstanding FORM Common Stock (or 67% of the outstanding FORM Common Stock calculated on a fully diluted basis).
The Company engaged various third parties to perform legal, financial and tax due diligence associated with the Merger. In addition, the Company engaged a third-party valuation firm to perform a valuation of the purchase considerations and purchase price allocation. Among the service providers, the Company engaged Redridge Lender Services LLC to perform financial due diligence. The Company’s CEO and certain members of his family own a minority equity position in Redridge Lender Services LLC, which may be considered a related party. The fee for this engagement is $101, of which approximately $10 was incurred in the three-month period ended June 30, 2016 and is reflected in general and administrative expenses for the three- and six-month periods ended June 30, 2016 in the condensed consolidated statements of operations.

Note 18. Subsequent Events

On March 9, 2016, the Company amended the Notes, which were originally issued on May 4, 2015, and entered into an exchange note agreement (the “Exchange Note Agreement”).
Pursuant to the Exchange Note Agreement, the Company issued to the investors an aggregate of 703,644 shares of its common stock, par value $0.01 per share, in exchange for the reduction of $1,267 of the outstanding aggregate principal amount of the Notes. As a result, the outstanding aggregate principal amount under the Notes is reduced from $3,016 to $1,749. The Notes are no longer convertible and the outstanding aggregate principal amount will be payable by the Company on the maturity date, which was extended to June 30, 2017, in cash only at 102%, which is equal to $1,784. The interest rate has increased from 8% to 10% per annum and is payable monthly beginning on April 1, 2016. The Company agreed to maintain a cash balance, including cash equivalents, of no less than $2,900 throughout the duration of the Notes.
In addition, the Company agreed to reduce the exercise price of the May 2015 Warrants to purchase an aggregate of 537,500 shares of the Company’s common stock originally issued to the investors on May 4, 2015 from $10.00 to $3.00 per share, and the parties also agreed to remove from the warrants certain anti-dilution features.
In connection with the foregoing amendments, the Company paid a restructuring fee in the amount of $50.
The Company is currently in the process of evaluating the accounting for this transaction.